UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Construction & Engineering—0.6%
269,231	MYR Group, Inc. (a)(b)	$4,270,004

	Energy Equipment & Services—20.0%
318,600	Cameron International Corp. (a)	11,998,476
48,500	Core Laboratories NV	5,672,075
571,200	Halliburton Co.	16,684,752
476,100	National Oilwell Varco, Inc.	19,472,490
296,000	Noble Corp. (a)	11,934,720
228,100	Saipem SpA	7,384,966
259,100	Schlumberger Ltd.	16,442,486
191,800	Technip SA	13,111,661
335,900	Transocean Ltd. (a)	28,464,166
1,119,300	Weatherford International Ltd. (a)	17,550,624

		148,716,416

	Gas Utilities—3.8%
449,600	EQT Corp.	19,791,392
208,700	Questar Corp.	8,656,876

		28,448,268

	Metals & Mining—3.8%
27,900	Agnico-Eagle Mines Ltd.	1,413,693
177,300	BHP Billiton Ltd. - ADR (c)(d)	12,299,301
239,736	Goldcorp, Inc.	8,141,434
450,000	Silver Wheaton Corp. (a)	6,192,000

		28,046,428

	Oil, Gas & Consumable Fuels—69.2%
445,300	Alpha Natural Resources, Inc. (a)	18,083,633
451,400	AltaGas Income Trust	7,704,513
187,000	Apache Corp.	18,469,990
570,000	Arch Coal, Inc.	12,009,900
51,600	Buckeye Partners LP (c)(d)	2,863,800
361,400	Cabot Oil & Gas Corp.	13,830,778
134,600	Cimarex Energy Co.	6,623,666
482,621	Consol Energy, Inc.	22,494,965
260,100	Copano Energy LLC	5,909,472
314,500	Crescent Point Energy Corp.	11,132,873
70,200	Diamond Offshore Drilling, Inc.	6,425,406
73,200	Enbridge Energy Partners LP	3,801,276
653,105	Enterprise Products Partners LP	20,030,730
293,900	EOG Resources, Inc.	26,574,438
1,067,200	EXCO Resources, Inc.	18,718,688
1,040,800	Galleon Energy, Inc. (a)	5,236,852
619,867	Keyera Facilities Income Fund	14,064,039
666,400	MarkWest Energy Partners LP	19,305,608
716,500	Massey Energy Co.	27,599,580
345,600	Occidental Petroleum Corp.	27,074,304
144,800	ONEOK Partners LP	8,983,392
503,700	Peabody Energy Corp.	21,215,844
265,500	Pembina Pipeline Income Fund	4,308,090
966,200	Penn Virginia Corp.	23,449,674
1,819,900	PetroHawk Energy Corp. (a)	40,638,367
616,000	Petroleo Brasileiro SA - ADR	22,225,280
214,200	Plains All American Pipeline LP	11,371,878
307,000	Range Resources Corp.	14,122,000
484,400	Ship Finance International Ltd.	7,009,268
445,000	Southwestern Energy Co. (a)	19,081,600
93,100	St. Mary Land & Exploration Co.	2,982,924
300,000	Targa Resources Partners LP	7,095,000
508,420	Whiting Petroleum Corp. (a)(c)	33,840,435
245,200	Williams Partners LP	9,388,708

		513,666,971

	Pipelines—0.8%
134,200	Magellan Midstream Partners LP	5,636,400

	Total Long-Term Investments (Cost—$714,720,420)—98.2%	728,784,487

Shares/Beneficial Interest	Short-Term Securities	Value

26,286,839	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	$26,286,839
10,628,500	BlackRock Liquidity Series, LLC, Money Market Series, 0.27% (e)(f)(g)	10,628,500

	Total Short-Term Securities (Cost—$36,915,339)—5.0%	36,915,339

	Total Investments Before Outstanding Options Written
	(Cost—$751,635,759*)—103.2%	765,699,826

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.4)%
935	Alpha Natural Resources, Inc., Strike Price USD 44, Expires 2/22/10	(107,525)
625	Alpha Natural Resources, Inc., Strike Price USD 55, Expires 3/22/10	(12,500)
100	Apache Corp., Strike Price USD 110, Expires 4/19/10	(18,250)
500	Apache Corp., Strike Price USD 115, Expires 3/22/10	(23,750)
1,150	Arch Coal, Inc., Strike Price USD 23, Expires 2/22/10	(40,250)
450	Arch Coal, Inc., Strike Price USD 24, Expires 4/19/10	(36,000)
450	Arch Coal, Inc., Strike Price USD 29, Expires 2/22/10	(2,250)
200	Arch Coal, Inc., Strike Price USD 29, Expires 3/22/10	(2,000)
100	Cabot Oil & Gas Corp., Strike Price USD 45, Expires 2/22/10	(1,500)
500	Cabot Oil & Gas Corp., Strike Price USD 47.50, Expires 3/19/10	(34,218)
500	Cabot Oil & Gas Corp., Strike Price USD 50, Expires 4/19/10	(37,500)
730	Cameron International Corp., Strike Price USD 42.50, Expires 2/22/10	(10,950)
420	Cameron International Corp., Strike Price USD 42.50, Expires 3/22/10	(24,150)
740	Cimarex Energy Co., Strike Price USD 55, Expires 2/22/10	(29,600)
100	Cimarex Energy Co., Strike Price USD 55, Expires 3/22/10	(9,750)
1,300	Consol Energy, Inc., Strike Price USD 49, Expires 2/22/10	(146,250)
700	Crescent Point Energy Corp., Strike Price CAD 40, Expires 4/17/10	(24,550)
250	Diamond Offshore Drilling, Inc., Strike Price USD 105, Expires 3/22/10	(15,000)
225	EOG Resources, Inc., Strike Price USD 100, Expires 2/22/10	(10,125)
400	EOG Resources, Inc., Strike Price USD 100, Expires 4/19/10	(91,000)
150	EOG Resources, Inc., Strike Price USD 105, Expires 2/22/10	(2,250)
420	EQT Corp., Strike Price USD 45, Expires 3/22/10	(49,350)
1,500	EXCO Resources, Inc., Strike Price USD 22.50, Expires 2/22/10	(7,500)
1,750	EXCO Resources, Inc., Strike Price USD 22.50, Expires 3/22/10	(26,250)
110	Goldcorp, Inc., Strike Price USD 40, Expires 2/22/10	(1,650)
300	Goldcorp, Inc., Strike Price USD 40, Expires 3/22/10	(16,350)

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (continued)
450	Goldcorp, Inc., Strike Price USD 41, Expires 2/22/10	$(4,725)
900	Halliburton Co., Strike Price USD 36, Expires 3/22/10	(8,550)
1,000	Massey Energy Co., Strike Price USD 44, Expires 2/22/10	(65,000)
325	Massey Energy Co., Strike Price USD 50, Expires 2/22/10	(12,188)
1,550	Massey Energy Co., Strike Price USD 50, Expires 3/22/10	(65,875)
950	National Oilwell Varco, Inc., Strike Price USD 48, Expires 2/22/10	(9,500)
950	National Oilwell Varco, Inc., Strike Price USD 48, Expires 3/22/10	(49,875)
150	Noble Corp., Strike Price USD 44, Expires 2/22/10	(3,750)
830	Noble Corp., Strike Price USD 45, Expires 2/22/10	(12,450)
1,150	Occidental Petroleum Corp., Strike Price USD 80, Expires 2/22/10	(189,750)
200	ONEOK Partners LP, Strike Price USD 65, Expires 4/19/10	(21,500)
800	Peabody Energy Corp., Strike Price USD 47, Expires 2/22/10	(34,000)
865	Peabody Energy Corp., Strike Price USD 50, Expires 2/22/10	(12,975)
1,950	Penn Virginia Corp., Strike Price USD 22.50, Expires 3/22/10	(531,375)
700	Penn Virginia Corp., Strike Price USD 25, Expires 3/22/10	(96,250)
1,000	Petrohawk Energy Corp., Strike Price USD 25, Expires 3/22/10	(62,500)
1,000	Petrohawk Energy Corp., Strike Price USD 26, Expires 2/22/10	(10,000)
705	Petrohawk Energy Corp., Strike Price USD 27, Expires 2/22/10	(7,050)
800	Petrohawk Energy Corp., Strike Price USD 28, Expires 2/22/10	(4,000)
500	Petrohawk Energy Corp., Strike Price USD 28, Expires 3/22/10	(10,000)
660	Plains All American Pipeline LP, Strike Price USD 55, Expires 3/22/10	(57,750)
200	Questar Corp., Strike Price USD 45, Expires 4/19/10	(22,000)
200	Range Resources Corp., Strike Price USD 55, Expires 2/22/10	(2,000)
950	Range Resources Corp., Strike Price USD 55, Expires 3/22/10	(35,625)
239	Silver Wheaton Corp., Strike Price USD 16, Expires 2/22/10	(3,585)
250	Silver Wheaton Corp., Strike Price USD 17, Expires 3/22/10	(6,875)
1,000	Silver Wheaton Corp., Strike Price USD 18, Expires 3/22/10	(20,000)
300	Silver Wheaton Corp., Strike Price USD 18, Expires 6/19/10	(21,000)
1,250	Southwestern Energy Co., Strike Price USD 49, Expires 3/22/10	(103,125)
220	Southwestern Energy Co., Strike Price USD 50, Expires 3/22/10	(14,300)
100	Southwestern Energy Co., Strike Price USD 55, Expires 3/22/10	(1,750)
100	St. Mary Land & Exploration Co., Strike Price USD 35, Expires 2/22/10	(3,250)
200	St. Mary Land & Exploration Co., Strike Price USD 40, Expires 3/22/10	(3,500)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (concluded)
100	St. Mary Land & Exploration Co., Strike Price USD 40, Expires 5/24/10	$(7,250)
1,180	Transocean Ltd., Strike Price USD 95, Expires 3/22/10	(142,190)
200	Weatherford International Ltd., Strike Price USD 19, Expires 2/22/10	(1,000)
500	Weatherford International Ltd., Strike Price USD 20, Expires 3/22/10	(5,000)
700	Whiting Petroleum Corp., Strike Price USD 75, Expires 2/22/10	(15,750)
1,400	Whiting Petroleum Corp., Strike Price USD 75, Expires 3/22/10	(136,500)

	Total Exchange-Traded Call Options Written	(2,594,231)

	Over-the-Counter Call Options Written—(0.1)%
62,000	BHP Billiton Ltd. - ADR, Strike Price USD 79.31, Expires 2/19/10, Broker UBS Securities LLC	(7,971)
40,000	Cabot Oil & Gas Corp., Strike Price USD 40.71, Expires 2/12/10, Broker UBS Securities LLC	(15,788)
16,000	Core Laboratories NV, Strike Price USD 118.31, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(45,182)
56,000	Crescent Point Energy Corp., Strike Price CAD 38.70, Expires 3/19/10, Broker Deutsche Bank Securities	(25,480)
92,000	EQT Corp., Strike Price USD 45.83, Expires 2/25/10, Broker UBS Securities LLC	(39,902)
100,000	Halliburton Co., Strike Price USD 30.93, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(55,718)
20,000	Penn Virginia Corp., Strike Price USD 25.96, Expires 2/19/10, Broker UBS Securities LLC	(9,309)
250,000	Petrohawk Energy Corp., Strike Price USD 27, Expires 3/04/10, Broker UBS Securities LLC	(31,347)
100,000	Petroleo Brasileiro SA - ADR, Strike Price USD 42.65, Expires 2/12/10, Broker Goldman Sachs & Co.	(1,137)
48,000	Questar Corp., Strike Price USD 45.37, Expires 3/12/10, Broker Morgan Stanley & Co., Inc.	(25,792)
79,800	Saipem SpA, Strike Price EUR 25.01, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(14,264)
85,500	Schlumberger Ltd., Strike Price USD 72.28, Expires 3/04/10, Broker UBS Securities LLC	(19,033)
50,000	Ship Finance International Ltd., Strike Price USD 13.73, Expires 2/12/10, Broker UBS Securities LLC	(42,637)
100,000	Ship Finance International Ltd., Strike Price USD 15.60, Expires 3/31/10, Broker UBS Securities LLC	(40,600)
70,000	Technip SA, Strike Price EUR 50.69, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(139,401)

	Total Over-the-Counter Call Options Written	(513,561)

	Total Options Written (Premiums Received $9,070,532)—(0.5)%	(3,107,792)

	Total Investments Net of Outstanding Options Written—102.7%	762,592,034
	Liabilities in Excess of Other Assets—(2.7)%	(20,167,586)

	Net Assets—100.0%	$742,424,448

JANUARY 31, 2010	2

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$751,635,969

Gross unrealized appreciation	$74,829,311
Gross unrealized depreciation	(60,765,454)

Net unrealized appreciation	$14,063,857

(a)	Non-income producing security.

(b)

Restricted security as to resale acquired 12/20/07. As of report date the Trust held 0.6% of its net assets, with a current market value of $4,270,004 and an original cost of $3,500,003 in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$7,585,425	$2,391
BlackRock Liquidity Series, LLC Money Market Series	$4,733,800	$2,196

(f)	Represents current yield as of report date.

(g)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

EUR	9,407,000	USD	13,194,258	Citigroup Global Markets	2/01/10	$ (151,443)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]:	$708,287,860	$20,496,627	—	$728,784,487
Short-Term Securities:	26,286,839	10,628,500	—	36,915,339

Total	$734,574,699	$31,125,127	—	$765,699,826

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Energy Equipment & Services, within the table.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(2,560,013)	$(699,222)	—	$(3,259,235)

Total	$(2,560,013)	$(699,222)	—	$(3,259,235)

[2]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipt
CAD — Canadian Dollar
EUR — Euro
USD — U.S. Dollar

3	JANUARY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Energy and Resources Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: March 19, 2010

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: March 19, 2010